Consolidated Balance Sheets (Parentheticals)		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares
Ordinary share, par value (in Dollars per share and Dollars per share) | (per share)		$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, shares authorized		1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Ordinary share, shares issued		60,000,000	60,000,000	60,000,000
Ordinary share, shares outstanding		60,000,000	60,000,000	60,000,000
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, shares authorized	[1]	900,000,000,000	900,000,000,000	900,000,000,000
Ordinary share, shares issued	[1]	40,000,000	40,000,000	40,000,000
Ordinary share, shares outstanding	[1]	40,000,000	40,000,000	40,000,000
Class B ordinary Shares
Ordinary share, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, shares authorized	[1]	100,000,000,000	100,000,000,000	100,000,000,000
Ordinary share, shares issued	[1]	20,000,000	20,000,000	20,000,000
Ordinary share, shares outstanding	[1]	20,000,000	20,000,000	20,000,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1).